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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04020

                 Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                           COUPON     MATURITY
THOUSANDS                                                                            RATE        DATE         VALUE
---------                                                                           ------     --------   ------------
            CALIFORNIA TAX - EXEMPT MUNICIPAL BONDS (96.3%)
            General Obligation (10.0%)
            California,
 $  5,000      Ser 1990                                                               7.00%    08/01/08   $  5,308,250
    3,210      Ser 1996 (Ambac)                                                       5.25     06/01/21      3,250,478
      535      Various Purpose Dtd 04/01/93 (FSA)                                     5.50     04/01/19        539,874
    5,000      Various Purpose Dtd 04/01/02                                           6.00     04/01/19      5,957,450
    5,000      Various Purpose Dtd 12/01/05                                           5.00     03/01/27      5,282,550
    2,000      Veterans Ser AT                                                        9.50     02/01/10      2,351,380
    2,400      Veterans Ser BH (AMT) (FSA)                                            5.40     12/01/16      2,486,760
    3,000   Huntington Beach Union High School District, Ser 2004 (FSA)               5.00     08/01/27      3,170,010
    5,000   Los Angeles, Ser 2004 A (MBIA)                                            5.00     09/01/24      5,310,300
    5,000   Los Angeles Unified School District, 2003 Ser A (FSA)                     5.25     07/01/20      5,457,650
    2,000   San Francisco City & County, Laguna Honda Hospital
               RITES PA 1387 (FSA)                                                   8.214++   06/15/30      2,398,520
            Puerto Rico,
    8,000      Public Impr Ser 1999                                                   4.75     07/01/23      8,088,560
    3,000      Public Impr Ser 1999 (Secondary MBIA)                                 4.875     07/01/23      3,070,860
 --------                                                                                                 ------------
   49,145                                                                                                   52,672,642
 --------                                                                                                 ------------
            Educational Facilities Revenue (4.3%)
            California Educational Facilities Authority,
    2,000      California College of Arts Ser 2005                                    5.00     06/01/35      2,044,340
    3,000      Mills College Ser 2005 A                                               5.00     09/01/29      3,119,190
    2,000      Pitzer College Ser 2005 A                                              5.00     04/01/35      2,057,920
    2,000      University of Redlands Ser 2005 A                                      5.00     10/01/35      2,065,140
    5,000      University of San Diego Ser 1998 (Ambac)                               5.00     10/01/22      5,158,250
    1,000   California Municipal Finance Authority, American Heritage
               Educational Foundation Ser 2006 A                                      5.25     06/01/26      1,029,350
    2,000   San Diego County, Burnham Institute for Medical Research
               Ser 2006 COPs                                                          5.00     09/01/34      2,054,160
    5,000   University California, Ser 2003 Q (FSA)                                   5.00     09/01/24      5,271,800
 --------                                                                                                 ------------
   22,000                                                                                                   22,800,150
 --------                                                                                                 ------------
            Electric Revenue (7.4%)
   25,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA)                 5.25     07/01/22     26,517,250
            Southern California Public Power Authority,
    3,500      Mead-Adelanto 1994 Ser A (Ambac)                                       6.15++   07/01/15      4,228,000
    2,500      Mead-Phoenix 1994 Ser A (Ambac)                                        6.15++   07/01/15      3,020,000
    2,750      Transmission Refg Ser 2002 A (FSA)                                     5.25     07/01/18      2,971,210
    2,000   Puerto Rico Electric Power Authority, Power Ser II (MBIA)                5.375     07/01/19      2,182,340
 --------                                                                                                 ------------
   35,750                                                                                                   38,918,800
 --------                                                                                                 ------------
            Hospital Revenue (15.6%)
    8,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)                5.20     01/01/20      8,294,320
            California Health Facilities Financing Authority,
    4,000      Cedars-Sinai Medical Center, Ser 2005                                  5.00     11/15/27      4,166,400
    5,000      Cedars-Sinai Medical Center Ser 2005                                   5.00     11/15/34      5,151,600
    2,000      Kaiser Permanente Ser 2006 A                                           5.25     04/01/39      2,116,880
    2,500      Sutter/CHS Ser 1996 A (MBIA)                                          5.875     08/15/16      2,554,225
            California Infrastructure & Economic Development Bank,
    2,000      Ser 2006 B (FGIC)                                                      5.00     05/01/31      2,114,620
    5,000      Kaiser Hospital Ser 2001 A                                             5.55     08/01/31      5,308,800
            California Statewide Communities Development Authority,
    5,000      Adventist Healthwest 2005 Ser A                                        5.00     03/01/30      5,166,400
    1,440      Cedars-Sinai Medical Center Ser 1992 COPs                              6.50     08/01/12      1,550,362
    3,000      Daughters of Charity Health Ser 2005 A                                 5.25     07/01/30      3,151,170

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
    1,630      Huntington Memorial Hospital Ser 2005                                  5.00     07/01/27      1,700,921
   14,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs              5.25     04/01/19     14,453,740
    5,000   Loma Linda, Loma Linda University Medical Center, Ser 2005 A              5.00     12/01/20      5,210,700
    7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)            6.50     03/15/15      8,739,675
    4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower
               Medical Center Ser 1997 A COPs (MBIA)                                  5.25     07/01/17      4,122,880
    7,890   University California, UCLA Medical Center Ser 2004 A (Ambac)             5.00     05/15/39      8,188,637
 --------                                                                                                 ------------
   77,960                                                                                                   81,991,330
 --------                                                                                                 ------------
            Industrial Development/Pollution Control Revenue (4.2%)
            California County Tobacco Securitization Agency,
    5,000      Los Angeles County Securitization Corp, Ser 2006                       0.00+++  06/01/28      4,201,750
    3,000      Sonoma County Securitization Corporation, Ser 2005                    5.125     06/01/38      3,053,370
    5,000   California Pollution Control Financing Authority, San Diego
               Gas & Electric Co 1996 Ser A                                           5.90     06/01/14      5,592,250
            Tobacco Securitization Authority of Northern California,
               Sacramento County Tobacco Securitization Corporation
    4,000      Ser 2006 A-1                                                           5.00     06/01/37      4,026,320
    5,000      Ser 2005 A-1                                                           5.50     06/01/45      5,200,550
 --------                                                                                                 ------------
   22,000                                                                                                   22,074,240
 --------                                                                                                 ------------
            Mortgage Revenue - Multi-Family (0.4%)
    2,000   Independent Cities Lease Financing Authority, San Juan Mobile
               Estates Ser 2006 A                                                    5.125     05/15/41      2,035,640
 --------                                                                                                 ------------
            Mortgage Revenue - Single Family (0.2%)
      550   California Housing Finance Agency, 1995 Ser B-2 (AMT)                     6.30     08/01/24        556,237
            California Rural Home Financing Authority,
       90      1997 Ser A-2 (AMT)                                                     7.00     09/01/29         91,292
      100      Home 1998 Ser A(AMT)                                                   6.35     12/01/29        100,874
 --------                                                                                                 ------------
      740                                                                                                      748,403
 --------                                                                                                 ------------
            Public Facilities Revenue (4.1%)
    4,000   Anaheim Public Financing Authority, 1997 Ser C (FSA)                      6.00     09/01/16      4,678,000
            California Public Works Board,
    2,000      Butterfield State Office 2005 Ser A                                    5.25     06/01/30      2,126,520
   10,000      Department of Corrections Refg 1993 Ser A (Ambac)                      5.00     12/01/19     10,851,100
    5,000   Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)                0.00+++  07/01/31      4,118,750
 --------                                                                                                 ------------
   21,000                                                                                                   21,774,370
 --------                                                                                                 ------------
            Tax Allocation Revenue (7.6%)
    1,500   Fontana Public Finance Authority, Ser 2003 A (Ambac)                     5.375     09/01/25      1,615,470
   20,000   Long Beach Financing Authority, Ser 1992 (Ambac)                          6.00     11/01/17     23,095,200
    4,000   Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)                     5.00     04/01/33      4,149,360
            San Jose Redevelopment Agency,
    8,000      Ser 1999 (Ambac)                                                       4.75     08/01/23      8,110,800
    3,000      Merged Area Ser 2002 (MBIA)                                            5.00     08/01/32      3,088,320
 --------                                                                                                 ------------
   36,500                                                                                                   40,059,150
 --------                                                                                                 ------------
            Transportation Facilities Revenue (16.2%)
   10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999A
               (MBIA)                                                                 5.25     10/01/21     10,542,700
    4,000   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
               2001 Ser D                                                             5.00     04/01/18      4,213,120
            Foothill/Eastern Transportation Corridor Agency,
    5,000      Toll Road Ser 1999 (MBIA)                                             5.125     01/15/19      5,260,750
   14,000      Toll Road Ser 1999                                                     0.00+++  01/15/23     12,808,180
    5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA)                         5.50     07/01/11      5,154,250
            Port of Oakland,
    5,200      Ser 2002 M (FGIC)                                                      5.25     11/01/19      5,640,076
    2,000      Ser 2002 M (FGIC)                                                      5.25     11/01/20      2,164,720

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
    5,000   San Francisco Airports Commission, San Francisco Int'l Airport
               Second Ser Refg Issue 27B (FGIC)                                      5.125     05/01/26      5,246,350
    9,500   San Francisco Bay Area Rapid Transit District, Sales Tax
               Ser 1998 (Ambac)                                                       4.75     07/01/23      9,701,210
            San Joaquin Hills Transportation Corridor Agency,
    6,000      Toll Road Refg Ser 1997 A (MBIA)                                       0.00     01/15/15      4,344,300
   10,000      Toll Road Senior Lien Ser 1993                                         5.00     01/01/33      9,863,900
   10,000   San Jose, Airport Ser 2001 A (FGIC)                                       5.00     03/01/25     10,321,500
 --------                                                                                                 ------------
   85,700                                                                                                   85,261,056
 --------                                                                                                 ------------
            Water & Sewer Revenue (21.4%)
   20,000   California Department of Water Resources, Center Valley Ser Y
               (FGIC)                                                                 5.00     12/01/25     21,139,600
    4,000   Corona Public Financing Authority, Water Ser 1998 (FGIC)                  4.75     09/01/23      4,086,960
   10,000   East Bay Municipal Utility District, Water Ser 2001(MBIA)                 5.00     06/01/26     10,430,400
    8,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A
               COPs (FGIC)                                                            4.75     07/01/23      8,138,400
            Los Angeles Department of Water & Power,
    5,000      Water 2001 Ser A                                                      5.125     07/01/41      5,158,900
    5,000      Water 2003 Ser A (FGIC)                                                5.00     07/01/43      5,171,800
   20,000   Los Angeles Wastewater Refg Ser 2003 B (FSA)                              5.00     06/01/22     21,244,200
    5,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)                   5.00     05/01/29      5,269,150
   10,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                   5.25     05/15/20     10,007,700
   10,000   Sacramento Financing Authority, Water & Capital Improvement
               2001 Ser A (Ambac)                                                     5.00     12/01/26     10,430,400
    5,650   San Francisco Public Utilities Commission, Water 2002 Ser A
               (MBIA)                                                                 5.00     11/01/20      6,039,059
    5,000   West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)          5.00     08/01/30      5,224,800
 --------                                                                                                 ------------
  107,650                                                                                                  112,341,369
 --------                                                                                                 ------------
            Other Revenue (2.8%)
   10,000   California Economic Recovery, Ser 2004 A                                  5.00     07/01/16     10,628,800
            Golden State Tobacco Securitization Corporation,
    1,000      Enhanced Asset Backed Ser 2005 A (Ambac)                               5.00     06/01/21      1,053,770
    3,000      Enhanced Asset Backed Ser 2005 A                                       5.00     06/01/45      3,077,280
 --------                                                                                                 ------------
   14,000                                                                                                   14,759,850
 --------                                                                                                 ------------
            Refunded (2.1%)
   10,000   California Department of Water Resources, Power Supply
               Ser 2002 A                                                            5.375     05/01/12+    11,043,500
 --------                                                                                                 ------------
  484,445   TOTAL CALIFORNIA TAX - EXEMPT MUNICIPAL BONDS (Cost $476,069,920)                              506,480,500
 --------                                                                                                 ------------
            SHORT-TERM CALIFORNIA TAX - EXEMPT MUNICIPAL OBLIGATIONS (1.4%)
    1,100   California Health Facilities Finance Authority, Adventist Health/West
               1998 Ser B (MBIA) (Demand 10/02/06)                                    3.79*    09/01/28      1,100,000
    3,215   Orange County Improvement Adjusted Assessment District,
               #88-1 Ser 1998 (Demand 10/02/06)                                       3.79*    09/02/18      3,215,000
    3,200   Pittsburg Redevelopment Agency, Los Medanos
               Ser 2004 A (Ambac) (Demand 10/02/06)                                   3.70*    09/01/35      3,200,000
 --------                                                                                                 ------------
    7,515   TOTAL SHORT-TERM CALIFORNIA TAX - EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $7,515,000)                                                                                7,515,000
 --------                                                                                                 ------------
 $491,960   TOTAL INVESTMENTS (Cost $483,584,920) (a)                                 97.7%                513,995,500
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                      2.3                  11,912,768
                                                                                     -----                ------------
            NET ASSETS                                                               100.0%               $525,908,268
                                                                                     =====                ============

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----------
AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

RITES Residual Interest Tax-Exempt Security. (Illiquid security).

*     Current coupon of variable rate demand obligation.

+     Prerefunded to call date shown.

+++ Security is a "step-up" bond where the coupon increases on a predetermined date.

++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $9,646,520 which represents 1.8% of net assets.

(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,728,090 and the aggregate gross unrealized depreciation is $36,019, resulting in net unrealized appreciation of $30,692,071.

Bond Insurance:
---------------
Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006


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